Note 18 - Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
18.	RELATED PARTY BALANCES AND TRANSACTIONS

During the period, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

(a)
For the
nine
-month period ended
September 30, 2019,
the Company charged
$77,506
(
2018
-
$153,766
) to corporations with directors or officer in common for rent, administration, office charges and telecommunications.

(b)
Key management compensation for the
nine
-month period ended
September 30, 2019
was
$238,500
(
2018
–
$250,197
) and is reflected as consulting fees paid to corporations owned by a director and officers of the Company, of which
$212,000
(
2018
-
$247,500
) of the management compensation is included in accrued liabilities.

18